Business combinations - Schedule of Fair Value of PRA Health Sciences Inc Acquisition Consideration (Details) - PRA Health Sciences, Inc $ in Thousands	Jul. 01, 2021 USD ($)
Business Acquisition [Line Items]
Fair value of cash consideration	$ 5,308,646
Fair value of ordinary shares issued to acquiree stockholders	5,658,126
Fair value of replacement share-based awards issued to acquiree employees	209,399
Repayment of term loan obligations and accrued interest	865,800
Total consideration transferred	12,041,971
Payments to settle debt obligations that existed prior to acquisition date	$ 401,600